Guarantees, commitments and forward starting transactions (Tables)	12 Months Ended
Dec. 31, 2019
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Total off-balance sheet financial instruments and other credit lines
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory

Note 34 Guarantees, commitments and forward starting transactions

The table below shows the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

	Gross		Total gross	Sub-participations	Net
As of 31.12.19, USD million	Measured at fair value	Not measured at fair value

Total guarantees	986	18,142	19,128	(2,646)	16,482
Loan commitments	6,308	27,547	33,856	(787)	33,069
Forward starting transactions[1]
Reverse repurchase agreements	20,284	1,657	21,941
Repurchase agreements	7,740	408	8,148

As of 31.12.18, USD million

Total guarantees	1,639	18,146	19,785	(2,803)	16,982
Loan commitments	3,535	31,212	34,747	(647)	34,099
Forward starting transactions[1]
Reverse repurchase agreements	8,117	925	9,042
Securities borrowing agreements		12	12
Repurchase agreements	7,926	400	8,326
1 Cash to be paid in the future by either UBS or the counterparty.

UBS AG
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

UBS AG | Total off-balance sheet financial instruments and other credit lines
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory

Note 34 Guarantees, commitments and forward starting transactions

The table below shows the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

	Gross		Total gross	Sub-participations	Net
As of 31.12.19, USD million	Measured at fair value	Not measured at fair value

Total guarantees	986	18,142	19,128	(2,646)	16,482
Loan commitments	6,308	27,547	33,856	(787)	33,069
Forward starting transactions[1]
Reverse repurchase agreements	20,284	1,657	21,941
Repurchase agreements	7,740	408	8,148

As of 31.12.18, USD million

Total guarantees	1,639	18,146	19,785	(2,803)	16,982
Loan commitments	3,535	31,212	34,747	(647)	34,099
Forward starting transactions[1]
Reverse repurchase agreements	8,117	925	9,042
Securities borrowing agreements		12	12
Repurchase agreements	7,926	400	8,326
1 Cash to be paid in the future by either UBS AG or the counterparty.